Balance Sheet Components - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 974	$ 1,008
Less: accumulated depreciation	(824)	(763)
Total property and equipment, net	150	245
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	909	943
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	28	28
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	25	25
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12	$ 12